Savings Plans (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Compensation and Retirement Disclosure [Abstract]
Eligibility age for savings plan	21 years
Number of years of service necessary for savings plan eligibility	1 year
Hours of service necessary for eligibility in employee savings plan	1000 hours
Percentage of base salary allowed for savings plan contribution	50.00%
Percentage of bonus allowed for contribution to savings plan	100.00%
Employer matching contribution percentage for first three percent contributed to savings plan	100.00%
Percentage of compensation contributed to savings plan matched by employer at 100%	3.00%
Employer matching contribution percentage for subsequent two percent contributed to savings plan	50.00%
Percentage over 3% for which employer will match 50% of employee contributions to savings plan	2.00%
Employer contributions to savings plan	$ 7.2	$ 6.7	$ 6.3
Percentage of compensation eligible for deferment and contribution to non-qualified defined contribution plan	50.00%